Related Party Transactions (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Total		$ 561,313	$ 375,697
Mr. Hengfang Li [Member]
Related Party Transaction [Line Items]
Total	[1]	$ 561,313	$ 375,697

[1]	Mr. Hengfang Li is the Chief Executive Officer ("CEO") and major shareholder of the Company. Mr. Li periodically provides working capital loans to support the Company's operations when needed.